Taxes - Schedule of Components of the Benefit of (Provision for) Income Taxes (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Components of the Benefit of (Provision for) Income Taxes [Abstract]
Current	¥ (2,290,252)	$ (319,930)	¥ (457,941)
Deferred			(932,125)
Income tax credit	¥ (2,290,252)	$ (319,930)	¥ (1,390,066)